12. Ordinary share	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Ordinary share

12

Ordinary share

During the year ended December 31, 2010, the Company issued 9,259 ordinary shares for stock options exercised.

During the year ended December 31, 2012 and 2011, there was no movement with the Company’s issued ordinary shares and the outstanding share.

On January 13, 2012, the company effected a two-for-eleven reverse split of its issued ordinary shares. The information contained hereinreflects retroactive effectof the reverse stock split for all period presented.